Note 5 - Intangible Assets (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Amortization of Intangible Assets	$ 54,062	$ 53,941
Finite-Lived Intangible Asset, Expected Amortization, Year One	54,000
Finite-Lived Intangible Asset, Expected Amortization, Year Two	54,000
Finite-Lived Intangible Asset, Expected Amortization, Year Three	54,000
Finite-Lived Intangible Asset, Expected Amortization, Year Four	54,000
Finite-Lived Intangible Asset, Expected Amortization, Year Five	54,000
Finite-Lived Intangible Assets, Gross	879,963	868,564
Finite-Lived Intangible Assets, Accumulated Amortization	$ 367,989	$ 313,927